ORGANIZATION AND NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
ORGANIZATION AND NATURE OF BUSINESS
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Freedom Holdings, Inc. (the “Company”) is a for profit corporation established under the corporation laws in the State of Maryland, United States of America on June 15, 2005.

Since inception and up until the September 17, 2024 merger with The Awareness Group (“TAG”), the Company has devoted substantially all its efforts to establishing a new business. The Company generated expenses and limited revenue from these efforts.

The Company’s activities are subject to significant risks and uncertainties including failure to generate sufficient cash flows from operating activities and the ability to secure additional funding if needed to properly execute the Company’s business plan.

The Company has adopted a September 30 fiscal year end.

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Freedom Holdings, Inc. (the “Company”) is a for profit corporation established under the corporation laws in the State of Maryland, United States of America on June 15, 2005.

Since inception and up until the September 17, 2024 merger with The Awareness Group (“TAG”) (see Note 4 – Merger Transaction) the Company has devoted substantially all its efforts to establishing a new business. The Company generated expenses and limited revenue from these efforts.

The Company’s activities are subject to significant risks and uncertainties including failure to generate sufficient cash flows from operating activities and the ability to secure additional funding if needed to properly execute the Company’s business plan.

The Company has adopted a September 30 fiscal year end.